                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          NEW YORK NY 10020

 Form 13F File Number:  28-028-10873

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    BERNARD SELZ
 Title:   MANAGING MEMBER
 Phone:   (212) 218-8270

 Signature, Place, and Date of Signing: NEW YORK, NY     JULY 11, 2005
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:             0

 Form 13F Information Table Entry Total:       45

 Form 13F Information Table Value Total: $252,030
                                        (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                           NONE
     ----      ---------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE
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
           COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
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            NAME OF                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
            ISSUER                  CLASS         CISIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD           COM              G3223R108    6,264    67,350  SH      SOLE                   12,000    --     55,350
ABX AIR INC                    COM              00080S101      473    58,000  SH      SOLE                   58,000    --         --
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    2,960    40,000  SH      SOLE                   40,000    --         --
AMERICAN INTL GROUP INC        COM              026874107    4,648    80,000  SH      SOLE                   13,000    --     67,000
AMERICAN TOWER CORP            CL A             029912201    6,306   300,000  SH      SOLE                   59,000    --    241,000
ANNALY MTG MGMT INC            COM              035710409      778    43,400  SH      SOLE                   10,200    --     33,200
CAPITAL AUTOMOTIVE REIT        COM SH BEN INT   139733109   16,489   432,000  SH      SOLE                  270,000    --    162,000
CAREMARK RX INC                COM              141705103    4,452   100,000  SH      SOLE                   22,000    --     78,000
CENTEX CORP                    COM              152312104    7,067   100,000  SH      SOLE                   19,000    --     81,000
CRAY INC                       COM              225223106    1,265 1,020,000  SH      SOLE                  180,800    --    839,200
CROWN HOLDINGS INC             COM              228368106   11,811   830,000  SH      SOLE                  280,000    --    550,000
EPIQ SYS INC                   COM              26882D109    1,636   100,000  SH      SOLE                   24,000    --     76,000
EL PASO CORP                   DBCV         2/2 28336LAC3    1,070 2,000,000 PRN      SOLE                1,220,000    --    780,000
ESPEED INC                     CL A             296643109    4,455   500,000  SH      SOLE                  118,000    --    382,000
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    6,166    95,000  SH      SOLE                   25,000    --     70,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    8,763   484,000  SH      SOLE                  182,900    --    301,100
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857    6,739   180,000  SH      SOLE                   49,000    --    131,000
GOLDCORP INC NEW               *W EXP 05/30/200 380956144      984   375,000  SH      SOLE                  117,500    --    257,500
GOLDCORP INC NEW               COM              380956409   14,794   937,500  SH      SOLE                  280,250    --    657,250
GRACE W R & CO DEL NEW         COM              38388F108      779   100,000  SH      SOLE                   16,000    --     84,000
HIGHLAND HOSPITALITY CORP      COM              430141101    1,672   160,000  SH      SOLE                  100,000    --     60,000
ISTAR FINL INC                 COM              45031U101    6,916   166,300  SH      SOLE                   67,800    --     98,500
ISHARES INC                    MSCI JAPAN       464286848    1,014   100,000  SH      SOLE                   19,000    --     81,000
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100    5,475   119,021  SH      SOLE                   20,942    --     98,079
LENNAR CORP                    CL B             526057302    1,176    20,000  SH      SOLE                    3,000    --     17,000
MCKESSON CORP                  COM              58155Q103   10,078   225,000  SH      SOLE                   48,000    --    177,000
MESA AIR GROUP INC             COM              590479101    9,211 1,372,700  SH      SOLE                  225,000    --  1,147,700
NORTHERN ORION RES INC         COM              665575106      123    50,000  SH      SOLE                    9,500    --     40,500
OWENS ILL INC                  COM NEW          690768403    3,257   130,000  SH      SOLE                   26,000    --    104,000
PETCO ANIMAL SUPPLIES          COM NEW          716016209    3,518   120,000  SH      SOLE                   28,000    --     92,000
PETROKAZAKHSTAN INC            COM              71649P102    1,278    35,000  SH      SOLE                   13,000    --     22,000
PFIZER INC                     COM              717081103   14,342   520,000  SH      SOLE                   81,000    --    439,000
PRECISION DRILLING CORP        COM              74022D100    3,151    80,000  SH      SOLE                   16,000    --     64,000
RANDGOLD RES LTD               ADR              752344309    4,274   304,000  SH      SOLE                  131,100    --    172,900
REGISTER COM INC               COM              75914G101    2,850   380,000  SH      SOLE                   68,600    --    311,400
RIMAGE CORP                    COM              766721104    4,382   206,400  SH      SOLE                   46,400    --    160,000
SEABRIGHT INSURANCE HLDGS IN   COM              811656107    1,143   100,000  SH      SOLE                    9,000    --     91,000
SPIRIT FIN CORP                COM              848568309    1,293   110,000  SH      SOLE                  100,000    --     10,000
STREETTRACKS GOLD TR           GOLD SHS         863307104    1,738    40,000  SH      SOLE                    5,700    --     34,300
SUPERIOR ENERGY SVCS INC       COM              868157108    2,492   140,000  SH      SOLE                   27,000    --    113,000
TALISMAN ENERGY INC            COM              87425E103    4,493   120,000  SH      SOLE                   17,000    --    103,000
TESCO CORP                     COM              88157K101   24,499 2,216,700  SH      SOLE                  705,000    --  1,511,700
3-D SYS CORP DEL               COM NEW          88554D205   13,979   581,000  SH      SOLE                   93,900    --    487,100
VENTAS INC                     COM              92276F100   11,391   377,200  SH      SOLE                  169,000    --    208,200
WRIGHT EXPRESS CORP            COM              98233Q105   10,386   562,300  SH      SOLE                  241,000    --    321,300
                                                           252,030
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